Income Tax (Sources of Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			132 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest, Total	$ (74,861)	$ (90,803)	$ 87,068	$ (154,678)
U.S.
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest, Total	(49,124)	(52,448)	109,895
Foreign Tax Authority [Member]
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest, Total	(16,197)	(26,393)	(21,842)
Canada [Member]
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest, Total	$ (9,540)	$ (11,962)	$ (985)